Derivative Warrants Liabilities (Details) - Schedule of outstanding and exercisable - 12 months ended Dec. 31, 2019	₪ / shares shares	$ / shares shares
Series B (11B(a)) [Member]
Derivative Warrants Liabilities (Details) - Schedule of outstanding and exercisable [Line Items]
Warrants	Series B (11B(a))	Series B (11B(a))
Issuance Date	Mar-2016	Mar-2016
Outstanding and Exercisable	9,752,984	9,752,984
Exercise Price Per Share | (per share)	₪ 4	$ (1.53)
Exercisable Through	December 2019	December 2019
Series B (11B(a)) [Member]
Derivative Warrants Liabilities (Details) - Schedule of outstanding and exercisable [Line Items]
Warrants	Series B (11B(a))	Series B (11B(a))
Issuance Date	May-2016	May-2016
Outstanding and Exercisable	2,028,568	2,028,568
Exercise Price Per Share | (per share)	₪ 4	$ (1.53)
Exercisable Through	December 2019	December 2019
Series E (11B(a)) [Member]
Derivative Warrants Liabilities (Details) - Schedule of outstanding and exercisable [Line Items]
Warrants	Series E (11B(a))	Series E (11B(a))
Issuance Date	Oct-2016	Oct-2016
Outstanding and Exercisable	2,687,197	2,687,197
Exercise Price Per Share | (per share)	₪ 3	$ (0.86)
Exercisable Through	October 2019	October 2019